S-K 1602, SPAC Registered Offerings	Sep. 17, 2025 Months
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]	The proceeds placed in the trust account and the interest earned thereon will not be used to pay for possible excise tax or any other fees or taxes that may be levied on us pursuant to any current, pending or future rules or laws, including without limitation any excise tax due under the Inflation Reduction Act of 2022 on any redemptions or stock buybacks by our company. See “Summary — The Offering — Redemption rights for public shareholders upon completion of our initial business combination” and “Summary — The Offering — Redemption of public shares and distribution and liquidation if no initial business combination” for more information.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 18 months from the closing of this offering to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Possible Extensions	18
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.16	$5.53	$4.47	$4.66	$5.34	$3.37	$6.63	$1.26	$8.74
Assuming No Exercise of Over-Allotment Option
$6.13	$5.51	$4.49	$4.66	$5.34	$3.41	$6.59	$1.41	$8.59

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual Amount of Compensation to be Received or
Securities Issued or to be Issued Consideration Paid or to be PaidWestin Investment Co. Ltd. $10,000 per month Office space, administrative and shared personnel support services Westin Investment Co. Ltd. 2,012,500 Class B Ordinary Shares (including up to an aggregate of 262,500 Class B ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part) $25,000 220,000 (or up to 235,000 units if the underwriters’ over-allotment option is exercised in full) Private Placement Units to be purchased simultaneously with the closing of this offering(2) $2,200,000 (or $2,350,000 if the underwriters’ over-allotment option is exercised in full) Up to $300,000 Repayment of loans made to us to cover offering related and organizational expenses Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit Working capital loans to finance transaction costs in connection with an initial business combination. Such units would be identical to the private placement units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination Services in connection with identifying, investigating and completing an initial business combination
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)
Increase attributable to public shareholders	6.25	6.22	5.62	5.60	4.75	4.75	3.46	3.50	1.35	1.50
Pro forma net tangible book value after this offering and the sale of the private placement shares	6.16	6.13	5.53	5.51	4.66	4.66	3.37	3.41	1.26	1.41
Dilution to public shareholders	$3.84	$3.87	$4.47	$4.49	$5.34	$5.34	$6.63	$6.59	$8.74	$8.59
Percentage of dilution to public shareholders	38.40%	38.70	44.70%	44.90%	53.40%	53.40%	66.30%	65.90%	87.40%	85.90%
			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Numerator:
Net tangible book deficit before this offering	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)
Net proceeds from this offering and the sale of the private placement shares(1)	58,020,000	50,520,000	58,020,000	50,520,000	58,020,000	50,520,000	58,020,000	50,520,000	58,020,000	50,520,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Less: Deferred underwriting commissions(2)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)
Less: over-allotment liabilities	-	(188,888)	-	(188,888)	-	(188,888)	-	(188,888)	-	(188,888)
Less: Amounts paid for redemptions(3)	-	-	(12,683,881)	(10,836,659)	(25,367,763)	(21,673,319)	(38,051,644)	(32,509,978)	(50,735,524)	(43,346,636)
	$55,735,525	48,346,637	43,051,644	37,509,978	30,367,762	26,673,318	17,683,881	15,836,659	5,000,001	5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500
Ordinary shares forfeited if over-allotment is not exercised	-	(262,500)	-	(262,500)	-	(262,500)	-	(262,500)	-	(262,500)
Ordinary shares offered and sale of private placement shares	5,985,000	5,220,000	5,985,000	5,220,000	5,985,000	5,220,000	5,985,000	5,220,000	5,985,000	5,220,000
Ordinary shares underlying the rights to be included in the public and private units (4)	997,500	870,000	997,500	870,000	997,500	870,000	997,500	870,000	997,500	870,000
Representative shares	57,500	50,000	57,500	50,000	57,500	50,000	57,500	50,000	57,500	50,000
Less: Ordinary shares redeemed	-	-	(1,268,388)	(1,083,666)	(2,536,776)	(2,167,332)	(3,805,164)	(3,250,998)	(5,073,552)	(4,334,664)
	9,052,500	7,890,000	7,784,112	6,806,334	6,515,724	5,722,668	5,247,336	4,639,002	3,978,948	3,555,336
(1)	Expenses applied against gross proceeds include offering expenses of approximately $680,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $1,000,000 in the aggregate, payable to A.G.P (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units or $2,000,000 in the aggregate or up to $2,300,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to A.G.P for deferred underwriting commissions, but such $0.40 per unit shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting a Business Combination — Permitted Purchases of Our Securities.”
(4)	Assumes the issuance of an additional 833,334 public shares underlying the public rights (or 958,334 public shares if the over-allotment option is exercised in full), and an additional 36,666 private shares underlying the private rights (or 39,166 private shares if the over-allotment option is exercised in full).

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Westin Investment Co. Ltd.	$10,000 per month	Office space, administrative and shared personnel support services
Westin Investment Co. Ltd.	2,012,500 Class B Ordinary Shares	$25,000
	220,000 (or up to 235,000 units if the underwriters’ over-allotment option is exercised in full) Private Units to be purchased simultaneously with the closing of this offering(2)	$2,200,000 (or $2,350,000 if the underwriters’ over-allotment option is exercised in full)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per units	Working capital loans to finance transaction costs in connection with an initial business combination. Such units would be identical to the private placement units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Westin Investment Co. Ltd., our officers, directors, advisors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(1)	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the initial shares on a greater than one-to-one basis upon conversion